Average Annual Total Returns - Investor Class and Class H - Technology Fund	Aug. 01, 2021
Investor Class
Average Annual Return:
1 Year	49.85%
5 Years	25.23%
10 Years	16.80%
Class H
Average Annual Return:
1 Year	49.47%
5 Years	24.91%
10 Years	16.37%